Quarterly Holdings Report
for
Fidelity® Small Cap Growth Index Fund
September 30, 2023
SGR-NPRT1-1123
1.9896348.104
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	4,909	154,044
AST SpaceMobile, Inc. (a)(b)	33,759	128,284
Bandwidth, Inc. (a)	2,333	26,293
Charge Enterprises, Inc. (a)	59,993	29,829
Cogent Communications Group, Inc.	11,517	712,902
Consolidated Communications Holdings, Inc. (a)	3,688	12,613
Globalstar, Inc. (a)(b)	253,478	332,056
IDT Corp. Class B (a)	5,113	112,742
Ooma, Inc. (a)	10,013	130,269
		1,639,032
Entertainment - 0.6%
Atlanta Braves Holdings, Inc.	19,280	688,874
Atlanta Braves Holdings, Inc. Class A (b)	4,210	164,485
Cinemark Holdings, Inc. (a)	38,718	710,475
IMAX Corp. (a)	19,111	369,225
Lions Gate Entertainment Corp.:
Class A (a)(b)	15,433	130,872
Class B (a)	35,541	279,708
Loop Media, Inc.	15,636	7,771
Madison Square Garden Entertainment Corp.	15,650	515,042
Vivid Seats, Inc. Class A (a)	3,384	21,725
		2,888,177
Interactive Media & Services - 0.9%
CarGurus, Inc. Class A (a)	41,363	724,680
Cars.com, Inc. (a)	28,230	475,958
Eventbrite, Inc. (a)	29,374	289,628
EverQuote, Inc. Class A (a)	7,929	57,327
Grindr, Inc. (a)	17,080	98,210
Liberty TripAdvisor Holdings, Inc. (a)	113	3,318
MediaAlpha, Inc. Class A (a)	7,718	63,751
Nextdoor Holdings, Inc. (a)	36,331	66,122
QuinStreet, Inc. (a)	21,829	195,806
Shutterstock, Inc. (b)	10,488	399,068
Vimeo, Inc. (a)	8,434	29,856
Yelp, Inc. (a)	28,462	1,183,735
Ziff Davis, Inc. (a)	4,640	295,522
ZipRecruiter, Inc. (a)	29,171	349,760
		4,232,741
Media - 0.2%
Boston Omaha Corp. (a)	698	11,440
Daily Journal Corp. (a)	107	31,458
E.W. Scripps Co. Class A (a)	12,029	65,919
Entravision Communication Corp. Class A	25,571	93,334
Gambling.com Group Ltd. (a)	4,442	58,101
Gray Television, Inc.	2,340	16,193
Integral Ad Science Holding Corp. (a)	20,112	239,132
Magnite, Inc. (a)	23,839	179,746
PubMatic, Inc. (a)	3,091	37,401
Sinclair, Inc. Class A (b)	2,413	27,074
TechTarget, Inc. (a)	11,100	336,996
Townsquare Media, Inc.	4,738	41,315
		1,138,109
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	2,590	30,899
TOTAL COMMUNICATION SERVICES		9,928,958
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 1.6%
Atmus Filtration Technologies, Inc. (b)	4,204	87,653
Cooper-Standard Holding, Inc. (a)	2,242	30,088
Dorman Products, Inc. (a)	11,130	843,209
Fox Factory Holding Corp. (a)	18,060	1,789,385
Gentherm, Inc. (a)	14,000	759,640
LCI Industries	3,955	464,396
Luminar Technologies, Inc. (a)(b)	115,555	525,775
Modine Manufacturing Co. (a)	13,948	638,121
Patrick Industries, Inc.	1,105	82,941
Stoneridge, Inc. (a)	2,112	42,388
Visteon Corp. (a)	11,904	1,643,585
XPEL, Inc. (a)	9,564	737,480
		7,644,661
Automobiles - 0.1%
Fisker, Inc. (a)(b)	83,224	534,298
LiveWire Group, Inc. (b)	4,996	34,622
Workhorse Group, Inc. (a)(b)	3,584	1,485
		570,405
Broadline Retail - 0.1%
Dillard's, Inc. Class A	1,475	487,945
Qurate Retail, Inc. (a)(b)	745	5,677
Savers Value Village, Inc.	5,435	101,471
		595,093
Diversified Consumer Services - 1.6%
2U, Inc. (a)	1,702	4,204
Carriage Services, Inc.	5,626	158,935
Chegg, Inc. (a)	43,397	387,101
Coursera, Inc. (a)	54,989	1,027,744
Duolingo, Inc. (a)	12,154	2,015,984
European Wax Center, Inc. (a)(b)	13,459	218,036
Frontdoor, Inc. (a)	34,796	1,064,410
Laureate Education, Inc. Class A	46,805	659,951
Nerdy, Inc. Class A (a)	26,391	97,647
OneSpaWorld Holdings Ltd. (a)	35,488	398,175
Rover Group, Inc. Class A (a)	39,038	244,378
Stride, Inc. (a)	17,940	807,838
Udemy, Inc. (a)	36,049	342,466
Universal Technical Institute, Inc. (a)	2,508	21,017
		7,447,886
Hotels, Restaurants & Leisure - 3.6%
Accel Entertainment, Inc. (a)	22,679	248,335
Bally's Corp. (a)	6,692	87,732
BJ's Restaurants, Inc. (a)	5,982	140,338
Bloomin' Brands, Inc.	37,035	910,691
Bluegreen Vacations Holding Corp. Class A	3,628	133,075
Bowlero Corp. Class A (a)(b)	10,777	103,675
Brinker International, Inc. (a)	17,098	540,126
Century Casinos, Inc. (a)	9,699	49,756
Chuy's Holdings, Inc. (a)	6,238	221,948
Cracker Barrel Old Country Store, Inc. (b)	9,344	627,917
Dave & Buster's Entertainment, Inc. (a)(b)	15,320	567,912
Denny's Corp. (a)	17,728	150,156
Dine Brands Global, Inc.	6,002	296,799
Everi Holdings, Inc. (a)	22,241	294,026
First Watch Restaurant Group, Inc. (a)	4,022	69,540
Full House Resorts, Inc. (a)	11,649	49,741
Global Business Travel Group, Inc. (a)(b)	13,814	75,977
Golden Entertainment, Inc.	8,507	290,769
Hilton Grand Vacations, Inc. (a)	34,497	1,404,028
Inspired Entertainment, Inc. (a)	9,119	109,063
International Game Technology PLC	46,043	1,396,024
Jack in the Box, Inc.	8,705	601,167
Krispy Kreme, Inc. (b)	11,724	146,198
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,452	162,126
Life Time Group Holdings, Inc. (a)(b)	5,818	88,492
Light & Wonder, Inc. Class A (a)	18,167	1,295,852
Lindblad Expeditions Holdings (a)	1,489	10,721
Monarch Casino & Resort, Inc.	5,740	356,454
Mondee Holdings, Inc. (a)	16,090	57,441
Nathan's Famous, Inc.	1,070	75,606
Noodles & Co. (a)	16,251	39,977
Papa John's International, Inc. (b)	10,832	738,959
PlayAGS, Inc. (a)	15,936	103,903
Portillo's, Inc. (a)	19,347	297,750
Potbelly Corp. (a)	11,184	87,235
RCI Hospitality Holdings, Inc.	3,677	223,047
Red Robin Gourmet Burgers, Inc. (a)(b)	6,764	54,383
Red Rock Resorts, Inc.	10,893	446,613
Rush Street Interactive, Inc. (a)	26,461	122,250
Sabre Corp. (a)	34,799	156,248
SeaWorld Entertainment, Inc. (a)	14,610	675,713
Shake Shack, Inc. Class A (a)	15,953	926,391
Six Flags Entertainment Corp. (a)	24,268	570,541
Super Group SGHC Ltd. (a)	57,310	211,474
Sweetgreen, Inc. Class A (a)	33,078	388,667
Target Hospitality Corp. (a)	13,139	208,647
The Cheesecake Factory, Inc. (b)	20,547	622,574
The ONE Group Hospitality, Inc. (a)(b)	9,249	50,870
Xponential Fitness, Inc. (a)	8,871	137,501
		16,624,428
Household Durables - 1.1%
Cavco Industries, Inc. (a)	3,697	982,145
Cricut, Inc. (b)	20,085	186,590
Dream Finders Homes, Inc. (a)(b)	4,230	94,033
Green Brick Partners, Inc. (a)	3,594	149,187
Installed Building Products, Inc.	10,055	1,255,769
iRobot Corp. (a)	10,545	399,656
LGI Homes, Inc. (a)	660	65,663
Lovesac (a)(b)	5,891	117,349
Skyline Champion Corp. (a)	12,656	806,440
Sonos, Inc. (a)	53,730	693,654
Vizio Holding Corp. (a)	28,316	153,190
		4,903,676
Leisure Products - 0.4%
Acushnet Holdings Corp. (b)	13,212	700,764
Clarus Corp.	975	7,371
Escalade, Inc.	317	4,853
Funko, Inc. (a)(b)	10,059	76,951
Malibu Boats, Inc. Class A (a)	5,277	258,679
Marine Products Corp.	3,402	48,342
MasterCraft Boat Holdings, Inc. (a)	7,256	161,228
Solo Brands, Inc. Class A (a)	7,014	35,771
Sturm, Ruger & Co., Inc.	6,894	359,315
		1,653,274
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A (a)	10,715	604,005
Academy Sports & Outdoors, Inc.	31,627	1,495,008
American Eagle Outfitters, Inc.	17,273	286,905
Arko Corp.	34,575	247,211
Boot Barn Holdings, Inc. (a)	12,615	1,024,212
Build-A-Bear Workshop, Inc.	4,315	126,904
Camping World Holdings, Inc.	17,777	362,829
CarParts.com, Inc. (a)	22,653	93,330
Carvana Co. Class A (a)(b)	17,853	749,469
Duluth Holdings, Inc. (a)(b)	347	2,085
Envela Corp. (a)	3,252	15,414
EVgo, Inc. Class A (a)(b)	6,364	21,510
Guess?, Inc. (b)	1,407	30,447
Hibbett, Inc.	4,399	208,996
Leslie's, Inc. (a)	6,890	38,997
National Vision Holdings, Inc. (a)	2,427	39,269
Rent the Runway, Inc. Class A (a)(b)	1,241	845
Revolve Group, Inc. (a)(b)	17,218	234,337
Sally Beauty Holdings, Inc. (a)	43,012	360,441
Sleep Number Corp. (a)	4,862	119,557
Stitch Fix, Inc. (a)(b)	17,710	61,100
The Buckle, Inc.	12,963	432,835
thredUP, Inc. (a)	5,573	22,348
Torrid Holdings, Inc. (a)(b)	5,178	11,443
Upbound Group, Inc.	21,870	644,072
Urban Outfitters, Inc. (a)	9,009	294,504
Warby Parker, Inc. (a)	35,953	473,141
		8,001,214
Textiles, Apparel & Luxury Goods - 0.7%
Figs, Inc. Class A (a)(b)	48,196	284,356
Hanesbrands, Inc.	98,470	389,941
Kontoor Brands, Inc.	23,746	1,042,687
Oxford Industries, Inc.	4,805	461,905
Rocky Brands, Inc.	124	1,823
Steven Madden Ltd.	31,815	1,010,763
Wolverine World Wide, Inc.	29,507	237,826
		3,429,301
TOTAL CONSUMER DISCRETIONARY		50,869,938
CONSUMER STAPLES - 4.5%
Beverages - 0.6%
Coca-Cola Bottling Co. Consolidated	2,024	1,287,912
Duckhorn Portfolio, Inc. (a)	3,494	35,848
MGP Ingredients, Inc.	6,712	707,982
National Beverage Corp. (a)	10,062	473,115
Primo Water Corp.	9,378	129,416
The Vita Coco Co., Inc. (a)	12,016	312,897
Zevia PBC (a)(b)	6,127	13,602
		2,960,772
Consumer Staples Distribution & Retail - 0.6%
Chefs' Warehouse Holdings (a)	14,791	313,273
PriceSmart, Inc.	7,714	574,153
Sprouts Farmers Market LLC (a)	43,866	1,877,465
		2,764,891
Food Products - 1.6%
Beyond Meat, Inc. (a)(b)	24,901	239,548
BRC, Inc. Class A (a)(b)	14,172	50,877
Cal-Maine Foods, Inc. (b)	15,128	732,498
Calavo Growers, Inc.	7,271	183,447
Dole PLC	17,042	197,346
Hostess Brands, Inc. Class A (a)	10,531	350,788
J&J Snack Foods Corp.	6,372	1,042,778
John B. Sanfilippo & Son, Inc.	3,815	376,922
Lancaster Colony Corp.	8,285	1,367,274
Mission Produce, Inc. (a)	2,928	28,343
Sovos Brands, Inc. (a)	21,636	487,892
SunOpta, Inc. (a)(b)	36,873	124,262
The Simply Good Foods Co. (a)	38,490	1,328,675
TreeHouse Foods, Inc. (a)	2,622	114,267
Utz Brands, Inc. Class A (b)	30,607	411,052
Vital Farms, Inc. (a)	12,835	148,629
Westrock Coffee Holdings (a)(b)	12,168	107,808
		7,292,406
Household Products - 0.5%
Energizer Holdings, Inc.	30,263	969,627
Oil-Dri Corp. of America	547	33,777
WD-40 Co.	5,760	1,170,662
		2,174,066
Personal Care Products - 1.2%
BellRing Brands, Inc. (a)	15,152	624,717
elf Beauty, Inc. (a)	22,588	2,480,840
Herbalife Ltd. (a)	30,759	430,318
Inter Parfums, Inc.	7,758	1,042,210
MediFast, Inc.	4,567	341,840
The Beauty Health Co. (a)(b)	34,345	206,757
Thorne HealthTech, Inc. (a)(b)	3,303	33,658
USANA Health Sciences, Inc. (a)	4,850	284,259
		5,444,599
Tobacco - 0.0%
Ispire Technology, Inc. (b)	1,172	10,724
Turning Point Brands, Inc.	7,189	165,994
Vector Group Ltd.	10,565	112,412
		289,130
TOTAL CONSUMER STAPLES		20,925,864
ENERGY - 5.8%
Energy Equipment & Services - 3.4%
AESI Holdings, Inc. (b)	1,199	26,654
Archrock, Inc.	10,685	134,631
Borr Drilling Ltd. (a)(b)	92,996	660,272
Cactus, Inc.	27,381	1,374,800
Championx Corp.	84,174	2,998,278
Core Laboratories, Inc.	6,299	151,239
DMC Global, Inc. (a)	2,533	61,983
Expro Group Holdings NV (a)	13,900	322,897
KLX Energy Services Holdings, Inc. (a)(b)	559	6,624
Kodiak Gas Services, Inc. (b)	2,140	38,263
Liberty Oilfield Services, Inc. Class A	4,295	79,543
Nabors Industries Ltd. (a)	3,508	431,975
Noble Corp. PLC	38,840	1,967,246
Oceaneering International, Inc. (a)	42,452	1,091,865
Patterson-UTI Energy, Inc.	8,608	119,135
ProFrac Holding Corp. (a)(b)	2,391	26,014
Solaris Oilfield Infrastructure, Inc. Class A	1,028	10,958
TETRA Technologies, Inc. (a)	53,341	340,316
Tidewater, Inc. (a)	20,128	1,430,497
Valaris Ltd. (a)	25,984	1,948,280
Weatherford International PLC (a)	30,129	2,721,553
		15,943,023
Oil, Gas & Consumable Fuels - 2.4%
Crescent Energy, Inc. Class A (b)	6,261	79,139
CVR Energy, Inc.	11,503	391,447
Denbury, Inc. (a)	21,555	2,112,606
Dorian LPG Ltd. (b)	7,936	228,001
Empire Petroleum Corp. (a)(b)	5,538	53,331
Energy Fuels, Inc. (a)(b)	57,438	472,140
Enviva, Inc. (b)	13,142	98,171
Equitrans Midstream Corp.	53,723	503,385
Evolution Petroleum Corp.	13,054	89,289
Excelerate Energy, Inc.	6,035	102,836
FLEX LNG Ltd.	8,438	254,490
Golar LNG Ltd.	2,683	65,090
Green Plains, Inc. (a)	4,358	131,176
HighPeak Energy, Inc. (b)	4,379	73,918
Kinetik Holdings, Inc. (b)	838	28,283
Kosmos Energy Ltd. (a)	193,366	1,581,734
Magnolia Oil & Gas Corp. Class A	72,672	1,664,916
Matador Resources Co.	8,508	506,056
Nextdecade Corp. (a)(b)	12,843	65,756
Northern Oil & Gas, Inc.	30,588	1,230,555
Par Pacific Holdings, Inc. (a)	9,049	325,221
Permian Resource Corp. Class A (b)	18,202	254,100
Rex American Resources Corp. (a)	1,641	66,822
Riley Exploration Permian, Inc. (b)	3,705	117,782
SilverBow Resources, Inc. (a)	801	28,652
Sitio Royalties Corp.	14,966	362,327
Tellurian, Inc. (a)(b)	13,257	15,378
VAALCO Energy, Inc.	5,069	22,253
Vertex Energy, Inc. (a)(b)	27,436	122,090
W&T Offshore, Inc. (a)(b)	41,244	180,649
		11,227,593
TOTAL ENERGY		27,170,616
FINANCIALS - 6.4%
Banks - 0.9%
Axos Financial, Inc. (a)	2,936	111,157
BancFirst Corp.	1,261	109,367
Bancorp, Inc., Delaware (a)	22,351	771,110
Bank7 Corp.	27	608
BayCom Corp.	569	10,930
Burke & Herbert Financial Services Corp. (b)	206	9,572
Capital City Bank Group, Inc.	1,950	58,169
Citizens Financial Services, Inc.	255	12,220
City Holding Co.	547	49,421
Coastal Financial Corp. of Washington (a)	4,553	195,369
Columbia Financial, Inc. (a)(b)	5,119	80,419
Esquire Financial Holdings, Inc.	2,557	116,829
First Bancorp, Puerto Rico	6,640	89,374
First Financial Bankshares, Inc.	55,326	1,389,789
Five Star Bancorp	2,259	45,316
FS Bancorp, Inc.	549	16,196
Greene County Bancorp, Inc.	1,623	39,033
HomeTrust Bancshares, Inc.	1,469	31,833
Lakeland Financial Corp.	690	32,747
Metropolitan Bank Holding Corp. (a)	425	15,419
MVB Financial Corp.	337	7,609
NBT Bancorp, Inc.	1,632	51,718
Pathward Financial, Inc.	3,779	174,174
Plumas Bancorp	301	10,276
ServisFirst Bancshares, Inc.	7,238	377,606
Stellar Bancorp, Inc.	1,060	22,599
Stock Yards Bancorp, Inc.	9,994	392,664
The Bank of NT Butterfield & Son Ltd.	1,414	38,291
Third Coast Bancshares, Inc. (a)	339	5,797
Westamerica Bancorp.	3,307	143,028
		4,408,640
Capital Markets - 2.1%
Alti Global, Inc. Class A (a)	8,570	59,647
Artisan Partners Asset Management, Inc.	18,799	703,459
Assetmark Financial Holdings, Inc. (a)	9,249	231,965
Avantax, Inc. (a)	14,331	366,587
B. Riley Financial, Inc. (b)	7,963	326,403
BGC Group, Inc. Class A	63,864	337,202
BrightSphere Investment Group, Inc.	5,321	103,174
Cohen & Steers, Inc.	11,003	689,778
Diamond Hill Investment Group, Inc.	1,190	200,598
Donnelley Financial Solutions, Inc. (a)	7,499	422,044
GCM Grosvenor, Inc. Class A	15,881	123,237
Hamilton Lane, Inc. Class A	9,131	825,808
Moelis & Co. Class A	16,613	749,745
Open Lending Corp. (a)	38,517	281,944
P10, Inc.	18,103	210,900
Patria Investments Ltd.	23,181	337,979
Perella Weinberg Partners Class A	17,675	179,932
Piper Jaffray Companies	6,056	879,997
PJT Partners, Inc.	10,035	797,180
Sculptor Capital Management, Inc. Class A	5,217	60,517
Silvercrest Asset Management Group Class A	4,083	64,797
StepStone Group, Inc. Class A	22,817	720,561
StoneX Group, Inc. (a)	812	78,699
Value Line, Inc.	351	15,346
Victory Capital Holdings, Inc.	10,439	348,036
Virtus Investment Partners, Inc.	374	75,544
WisdomTree Investments, Inc.	58,704	410,928
		9,602,007
Consumer Finance - 0.6%
Atlanticus Holdings Corp. (a)	112	3,395
FirstCash Holdings, Inc.	15,962	1,602,266
LendingTree, Inc. (a)	1,075	16,663
NerdWallet, Inc. (a)	14,701	130,692
PROG Holdings, Inc. (a)	3,824	126,995
Regional Management Corp.	456	12,622
Upstart Holdings, Inc. (a)(b)	30,454	869,157
World Acceptance Corp. (a)(b)	112	14,231
		2,776,021
Financial Services - 1.6%
AvidXchange Holdings, Inc. (a)	57,954	549,404
Cantaloupe, Inc. (a)	16,254	101,588
Cass Information Systems, Inc.	5,066	188,709
EVERTEC, Inc.	27,611	1,026,577
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	650	100,295
Flywire Corp. (a)	40,734	1,299,007
i3 Verticals, Inc. Class A (a)	9,467	200,132
International Money Express, Inc. (a)	13,849	234,464
Marqeta, Inc. Class A (a)	27,048	161,747
NMI Holdings, Inc. (a)	2,761	74,795
PagSeguro Digital Ltd. (a)	51,354	442,158
Payoneer Global, Inc. (a)	112,134	686,260
Paysign, Inc. (a)	13,991	27,282
PennyMac Financial Services, Inc.	713	47,486
Priority Technology Holdings, Inc. (a)	8,166	26,458
Remitly Global, Inc. (a)	55,392	1,396,986
StoneCo Ltd. Class A (a)	74,692	796,964
		7,360,312
Insurance - 1.2%
Amerisafe, Inc.	4,106	205,587
BRP Group, Inc. (a)	25,499	592,342
Crawford & Co. Class A	5,983	55,881
eHealth, Inc. (a)	3,741	27,683
F&G Annuities & Life, Inc. (b)	458	12,851
Fidelis Insurance Holdings Ltd.	1,676	24,604
Goosehead Insurance (a)(b)	9,116	679,415
HCI Group, Inc.	2,762	149,949
Investors Title Co.	85	12,588
Kingsway Financial Services, Inc. (a)	4,565	34,466
Lemonade, Inc. (a)(b)	3,473	40,356
Oscar Health, Inc. (a)	5,109	28,457
Palomar Holdings, Inc. (a)	10,339	524,704
Selective Insurance Group, Inc.	25,476	2,628,359
Siriuspoint Ltd. (a)	3,809	38,738
Skyward Specialty Insurance Group, Inc. (b)	2,778	76,006
Tiptree, Inc.	2,822	47,297
Trupanion, Inc. (a)(b)	16,793	473,563
Universal Insurance Holdings, Inc.	2,376	33,312
		5,686,158
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,306	70,087
TOTAL FINANCIALS		29,903,225
HEALTH CARE - 21.5%
Biotechnology - 9.0%
4D Molecular Therapeutics, Inc. (a)	1,456	18,535
89Bio, Inc. (a)	26,266	405,547
ACADIA Pharmaceuticals, Inc. (a)	51,330	1,069,717
Acelyrin, Inc. (b)	6,576	66,878
Actinium Pharmaceuticals, Inc. (a)(b)	11,003	65,138
ADMA Biologics, Inc. (a)	46,931	168,013
Aerovate Therapeutics, Inc. (a)	4,862	65,977
Agenus, Inc. (a)	22,543	25,474
Akero Therapeutics, Inc. (a)	21,753	1,100,267
Aldeyra Therapeutics, Inc. (a)	19,576	130,768
Alector, Inc. (a)	27,152	175,945
Alkermes PLC (a)	70,191	1,966,050
Alpine Immune Sciences, Inc. (a)	7,273	83,276
Amicus Therapeutics, Inc. (a)	118,794	1,444,535
AnaptysBio, Inc. (a)	6,583	118,231
Anavex Life Sciences Corp. (a)(b)	29,946	196,146
Apogee Therapeutics, Inc.	3,863	82,282
Arbutus Biopharma Corp. (a)	32,294	65,557
Arcellx, Inc. (a)	16,074	576,735
Arcturus Therapeutics Holdings, Inc. (a)	871	22,254
Arcus Biosciences, Inc. (a)	6,825	122,509
Arcutis Biotherapeutics, Inc. (a)	22,108	117,393
Ardelyx, Inc. (a)	58,632	239,219
Arrowhead Pharmaceuticals, Inc. (a)	42,856	1,151,541
Ars Pharmaceuticals, Inc. (a)(b)	2,303	8,705
Astria Therapeutics, Inc. (a)	9,561	71,325
Atara Biotherapeutics, Inc. (a)	4,718	6,983
Aurinia Pharmaceuticals, Inc. (a)(b)	57,433	446,254
Avid Bioservices, Inc. (a)	26,063	246,035
Avita Medical, Inc. (a)	10,790	157,642
Beam Therapeutics, Inc. (a)(b)	26,676	641,558
BioCryst Pharmaceuticals, Inc. (a)(b)	60,683	429,636
Biomea Fusion, Inc. (a)	8,523	117,276
BioVie, Inc. (a)(b)	1,426	4,863
BioXcel Therapeutics, Inc. (a)(b)	9,297	23,521
Blueprint Medicines Corp. (a)	25,771	1,294,220
BridgeBio Pharma, Inc. (a)	33,646	887,245
Cabaletta Bio, Inc. (a)(b)	12,889	196,171
Catalyst Pharmaceutical Partners, Inc. (a)	42,556	497,480
Celldex Therapeutics, Inc. (a)	5,039	138,673
Cerevel Therapeutics Holdings (a)(b)	26,207	572,099
Chinook Therapeutics, Inc. rights (a)(c)	985	0
Cogent Biosciences, Inc. (a)	18,429	179,683
Coherus BioSciences, Inc. (a)(b)	34,291	128,248
Compass Therapeutics, Inc. (a)	3,966	7,813
Crinetics Pharmaceuticals, Inc. (a)	4,533	134,811
Cue Biopharma, Inc. (a)(b)	15,551	35,767
Cytokinetics, Inc. (a)	36,295	1,069,251
Day One Biopharmaceuticals, Inc. (a)	24,025	294,787
Deciphera Pharmaceuticals, Inc. (a)	7,505	95,464
Denali Therapeutics, Inc. (a)	49,827	1,027,931
Disc Medicine, Inc. (a)	3,474	163,209
Dynavax Technologies Corp. (a)(b)	46,057	680,262
Dyne Therapeutics, Inc. (a)	5,025	45,024
Enanta Pharmaceuticals, Inc. (a)	1,093	12,209
Fennec Pharmaceuticals, Inc. (a)	2,002	15,035
Foghorn Therapeutics, Inc. (a)	8,272	41,360
Genelux Corp.	2,075	50,817
Geron Corp. (a)	158,189	335,361
Halozyme Therapeutics, Inc. (a)	54,928	2,098,250
Heron Therapeutics, Inc. (a)(b)	41,416	42,658
HilleVax, Inc. (a)(b)	2,159	29,039
Humacyte, Inc. Class A (a)(b)	23,361	68,448
Ideaya Biosciences, Inc. (a)	14,694	396,444
Immuneering Corp. (a)	7,471	57,377
ImmunityBio, Inc. (a)(b)	40,399	68,274
ImmunoGen, Inc. (a)	58,904	934,806
Immunovant, Inc. (a)	22,781	874,563
Inhibrx, Inc. (a)	9,547	175,187
Insmed, Inc. (a)	55,837	1,409,884
Intellia Therapeutics, Inc. (a)	5,337	168,756
Intercept Pharmaceuticals, Inc. (a)(b)	17,041	315,940
Ironwood Pharmaceuticals, Inc. Class A (a)	23,667	227,913
Janux Therapeutics, Inc. (a)(b)	470	4,738
Karyopharm Therapeutics, Inc. (a)(b)	48,613	65,141
Keros Therapeutics, Inc. (a)	9,454	301,394
Krystal Biotech, Inc. (a)	9,159	1,062,444
Kymera Therapeutics, Inc. (a)	15,961	221,858
Lexicon Pharmaceuticals, Inc. (a)(b)	17,856	19,463
Lineage Cell Therapeutics, Inc. (a)	53,779	63,459
Macrogenics, Inc. (a)	7,862	36,637
Madrigal Pharmaceuticals, Inc. (a)	5,750	839,730
MannKind Corp. (a)	88,945	367,343
MeiraGTx Holdings PLC (a)	9,807	48,152
Merrimack Pharmaceuticals, Inc. (a)	4,278	52,748
Mersana Therapeutics, Inc. (a)	27,595	35,046
Mineralys Therapeutics, Inc.	1,536	14,607
Mirum Pharmaceuticals, Inc. (a)(b)	10,402	328,703
Morphic Holding, Inc. (a)	12,820	293,706
Novavax, Inc. (a)(b)	29,918	216,606
Nuvalent, Inc. Class A (a)	10,179	467,929
Nuvectis Pharma, Inc. (a)	3,295	42,473
Omega Therapeutics, Inc. (a)(b)	10,928	23,495
Omniab, Inc. (c)	191	766
Omniab, Inc. (c)	191	726
Organogenesis Holdings, Inc. Class A (a)	3,535	11,241
Outlook Therapeutics, Inc. (a)(b)	68,407	15,118
PDS Biotechnology Corp. (a)(b)	11,539	58,272
PepGen, Inc. (a)	1,040	5,283
Prime Medicine, Inc. (b)	16,614	158,498
ProKidney Corp. (a)(b)	5,041	23,088
Protagonist Therapeutics, Inc. (a)	15,074	251,434
Prothena Corp. PLC (a)	17,507	844,713
PTC Therapeutics, Inc. (a)	24,209	542,524
RAPT Therapeutics, Inc. (a)	9,366	155,663
Reneo Pharmaceuticals, Inc. (a)(b)	3,709	28,244
Revolution Medicines, Inc. (a)	42,971	1,189,437
Rhythm Pharmaceuticals, Inc. (a)	21,770	499,077
Rigel Pharmaceuticals, Inc. (a)	57,890	62,521
Rocket Pharmaceuticals, Inc. (a)	21,050	431,315
Sage Therapeutics, Inc. (a)	21,073	433,682
Sagimet Biosciences, Inc. (b)	1,076	9,469
Sana Biotechnology, Inc. (a)(b)	2,966	11,478
Savara, Inc. (a)	2,072	7,832
Selecta Biosciences, Inc. (a)	12,935	13,711
Seres Therapeutics, Inc. (a)	26,594	63,294
SpringWorks Therapeutics, Inc. (a)(b)	24,664	570,232
Summit Therapeutics, Inc. (a)(b)	48,023	89,803
Syndax Pharmaceuticals, Inc. (a)	23,060	334,831
TG Therapeutics, Inc. (a)(b)	58,146	486,101
Travere Therapeutics, Inc. (a)	28,368	253,610
Turnstone Biologics Corp.	1,283	5,055
Tyra Biosciences, Inc. (a)(b)	2,154	29,661
UroGen Pharma Ltd. (a)	6,871	96,263
Vaxcyte, Inc. (a)	39,715	2,024,671
Vaxxinity, Inc. Class A (a)(b)	19,130	26,208
Vera Therapeutics, Inc. (a)	6,846	93,859
Vericel Corp. (a)	20,137	674,992
Viking Therapeutics, Inc. (a)	40,767	451,291
Vir Biotechnology, Inc. (a)	1,837	17,213
Viridian Therapeutics, Inc. (a)	13,954	214,054
Voyager Therapeutics, Inc. (a)	13,280	102,920
X4 Pharmaceuticals, Inc. (a)	27,643	30,131
Xencor, Inc. (a)	13,254	267,068
Y-mAbs Therapeutics, Inc. (a)	7,642	41,649
Zentalis Pharmaceuticals, Inc. (a)	24,681	495,101
		42,030,015
Health Care Equipment & Supplies - 4.5%
Accuray, Inc. (a)(b)	37,121	100,969
Alphatec Holdings, Inc. (a)	13,822	179,271
Artivion, Inc. (a)	2,568	38,931
Atricure, Inc. (a)	14,193	621,653
Atrion Corp.	577	238,399
AxoGen, Inc. (a)	17,060	85,300
Axonics Modulation Technologies, Inc. (a)	20,792	1,166,847
Beyond Air, Inc. (a)(b)	9,576	22,121
Cerus Corp. (a)	74,499	120,688
ClearPoint Neuro, Inc. (a)(b)	8,722	43,697
CONMED Corp.	12,996	1,310,647
Cutera, Inc. (a)(b)	886	5,334
CVRx, Inc. (a)	3,999	60,665
Embecta Corp.	2,750	41,388
Glaukos Corp. (a)	19,853	1,493,938
Haemonetics Corp. (a)	21,237	1,902,410
Inari Medical, Inc. (a)	21,075	1,378,305
InMode Ltd. (a)	32,709	996,316
IRadimed Corp.	3,071	136,260
iRhythm Technologies, Inc. (a)	13,002	1,225,569
KORU Medical Systems, Inc. (a)	14,989	40,470
Lantheus Holdings, Inc. (a)	28,797	2,000,816
LeMaitre Vascular, Inc.	8,378	456,433
LivaNova PLC (a)	1,458	77,099
Merit Medical Systems, Inc. (a)	24,102	1,663,520
Nano-X Imaging Ltd. (a)(b)	2,105	13,809
Nevro Corp. (a)	5,081	97,657
Omnicell, Inc. (a)	9,442	425,268
Orchestra BioMed Holdings, Inc. (a)(b)	6,358	55,442
OrthoPediatrics Corp. (a)	5,873	187,936
Outset Medical, Inc. (a)	20,754	225,804
Paragon 28, Inc. (a)	18,433	231,334
PROCEPT BioRobotics Corp. (a)(b)	15,299	501,960
Pulmonx Corp. (a)	15,395	159,030
Pulse Biosciences, Inc. (a)(b)	1,773	7,145
RxSight, Inc. (a)	11,384	317,500
Sanara Medtech, Inc. (a)	1,557	48,469
Semler Scientific, Inc. (a)	2,064	52,364
SI-BONE, Inc. (a)	14,818	314,734
Sight Sciences, Inc. (a)(b)	9,212	31,044
Silk Road Medical, Inc. (a)	16,136	241,879
Staar Surgical Co. (a)(b)	20,528	824,815
SurModics, Inc. (a)	5,782	185,544
Tactile Systems Technology, Inc. (a)	9,674	135,920
Tela Bio, Inc. (a)	7,091	56,728
TransMedics Group, Inc. (a)	13,407	734,033
Treace Medical Concepts, Inc. (a)	18,987	248,920
UFP Technologies, Inc. (a)	3,009	485,803
Utah Medical Products, Inc.	1,381	118,766
Vicarious Surgical, Inc. (a)	14,187	8,380
Zynex, Inc. (a)(b)	8,587	68,696
		21,186,026
Health Care Providers & Services - 4.3%
Accolade, Inc. (a)	27,313	288,972
AdaptHealth Corp. (a)	20,780	189,098
Addus HomeCare Corp. (a)	3,105	264,515
Agiliti, Inc. (a)(b)	11,038	71,637
AirSculpt Technologies, Inc. (b)	4,907	33,564
Alignment Healthcare, Inc. (a)	35,743	248,056
AMN Healthcare Services, Inc. (a)	16,853	1,435,539
Apollo Medical Holdings, Inc. (a)	18,144	559,742
Aveanna Healthcare Holdings, Inc. (a)	4,979	5,925
Cano Health, Inc. (a)(b)	7,692	1,951
Castle Biosciences, Inc. (a)	3,985	67,307
Corvel Corp. (a)	3,690	725,639
Cross Country Healthcare, Inc. (a)	2,241	55,554
DocGo, Inc. Class A (a)	32,681	174,190
Guardant Health, Inc. (a)	47,828	1,417,622
HealthEquity, Inc. (a)	35,582	2,599,265
Hims & Hers Health, Inc. (a)	52,071	327,527
InfuSystems Holdings, Inc. (a)	7,832	75,500
Innovage Holding Corp. (a)	7,755	46,452
Invitae Corp. (a)(b)	94,391	57,125
LifeStance Health Group, Inc. (a)(b)	24,192	166,199
Modivcare, Inc. (a)	5,354	168,705
National Research Corp. Class A	6,150	272,876
NeoGenomics, Inc. (a)	4,604	56,629
Option Care Health, Inc. (a)	71,983	2,328,650
P3 Health Partners, Inc. Class A (a)	17,091	25,124
Patterson Companies, Inc.	7,804	231,311
Pennant Group, Inc. (a)	12,217	135,975
PetIQ, Inc. Class A (a)	9,585	188,825
Privia Health Group, Inc. (a)	46,923	1,079,229
Progyny, Inc. (a)	33,300	1,132,866
Quipt Home Medical Corp. (a)	17,272	87,914
RadNet, Inc. (a)	25,171	709,570
Select Medical Holdings Corp.	43,924	1,109,959
Surgery Partners, Inc. (a)	25,907	757,780
The Ensign Group, Inc.	23,098	2,146,497
The Joint Corp. (a)	5,913	53,158
U.S. Physical Therapy, Inc.	6,193	568,084
Viemed Healthcare, Inc. (a)	14,289	96,165
		19,960,696
Health Care Technology - 0.7%
Definitive Healthcare Corp. (a)	6,100	48,739
Evolent Health, Inc. (a)	46,519	1,266,712
Health Catalyst, Inc. (a)	12,655	128,069
HealthStream, Inc.	4,205	90,744
Nextgen Healthcare, Inc. (a)	13,389	317,721
OptimizeRx Corp. (a)	7,051	54,857
Phreesia, Inc. (a)	21,963	410,269
Schrodinger, Inc. (a)(b)	23,054	651,737
Sharecare, Inc. Class A (a)	6,738	6,336
Simulations Plus, Inc. (b)	6,665	277,931
		3,253,115
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp. (a)	34,952	190,488
Akoya Biosciences, Inc. (a)	9,793	45,537
BioLife Solutions, Inc. (a)	13,326	184,032
Codexis, Inc. (a)	3,609	6,821
CryoPort, Inc. (a)	14,489	198,644
Cytek Biosciences, Inc. (a)	51,652	285,119
Harvard Bioscience, Inc. (a)	17,122	73,625
MaxCyte, Inc. (a)	2,623	8,184
Mesa Laboratories, Inc.	2,164	227,371
Nanostring Technologies, Inc. (a)	18,174	31,259
Pacific Biosciences of California, Inc. (a)	58,553	488,918
Quanterix Corp. (a)	2,318	62,911
		1,802,909
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (a)	29,174	199,842
Amphastar Pharmaceuticals, Inc. (a)	16,058	738,507
Amylyx Pharmaceuticals, Inc. (a)	21,340	390,735
ANI Pharmaceuticals, Inc. (a)	4,674	271,372
Arvinas Holding Co. LLC (a)	19,767	388,224
Axsome Therapeutics, Inc. (a)(b)	14,847	1,037,657
Biote Corp. Class A (a)	2,770	14,182
Bright Green Corp. (a)	25,873	10,243
Cassava Sciences, Inc. (a)(b)	16,700	277,888
Citius Pharmaceuticals, Inc. (a)(b)	5,751	3,936
Collegium Pharmaceutical, Inc. (a)	14,559	325,394
Corcept Therapeutics, Inc. (a)	33,867	922,706
CorMedix, Inc. (a)(b)	21,065	77,941
CymaBay Therapeutics, Inc. (a)	41,507	618,869
Evolus, Inc. (a)	17,320	158,305
Eyenovia, Inc. (a)	11,936	19,814
Eyepoint Pharmaceuticals, Inc. (a)(b)	5,756	45,990
Harmony Biosciences Holdings, Inc. (a)	13,988	458,387
Harrow, Inc. (a)	12,307	176,852
Innoviva, Inc. (a)	2,561	33,267
Intra-Cellular Therapies, Inc. (a)	39,658	2,065,785
Ligand Pharmaceuticals, Inc. Class B (a)	1,020	61,118
Liquidia Corp. (a)	14,090	89,331
Longboard Pharmaceuticals, Inc. (a)	2,306	12,821
Marinus Pharmaceuticals, Inc. (a)	21,304	171,497
Novartis AG rights (a)(c)	7,324	0
Ocular Therapeutix, Inc. (a)	32,792	102,967
Omeros Corp. (a)(b)	11,122	32,476
OptiNose, Inc. (a)	31,284	38,479
Pacira Biosciences, Inc. (a)	19,266	591,081
Phathom Pharmaceuticals, Inc. (a)(b)	3,460	35,880
Phibro Animal Health Corp. Class A	2,526	32,257
Pliant Therapeutics, Inc. (a)	23,999	416,143
Revance Therapeutics, Inc. (a)	35,401	406,049
Scilex Holding Co.	2,699	3,590
scPharmaceuticals, Inc. (a)(b)	12,302	87,590
SIGA Technologies, Inc. (b)	19,793	103,913
Supernus Pharmaceuticals, Inc. (a)	20,796	573,346
Terns Pharmaceuticals, Inc. (a)	11,886	59,787
Ventyx Biosciences, Inc. (a)	19,786	687,168
Verrica Pharmaceuticals, Inc. (a)(b)	9,321	36,212
Xeris Biopharma Holdings, Inc. (a)(b)	55,906	103,985
		11,881,586
TOTAL HEALTH CARE		100,114,347
INDUSTRIALS - 20.0%
Aerospace & Defense - 0.7%
AeroVironment, Inc. (a)	11,030	1,230,176
Cadre Holdings, Inc.	8,164	217,571
Eve Holding, Inc. (a)(b)	7,533	62,449
Leonardo DRS, Inc. (a)	21,232	354,574
Moog, Inc. Class A	2,413	272,572
Parsons Corp. (a)	8,019	435,833
Redwire Corp. (a)(b)	3,374	9,751
Rocket Lab U.S.A., Inc. Class A (a)(b)	118,204	517,734
Terran Orbital Corp. Class A (a)(b)	3,623	3,016
Virgin Galactic Holdings, Inc. (a)(b)	61,287	110,317
		3,213,993
Air Freight & Logistics - 0.2%
Forward Air Corp.	11,058	760,127
Building Products - 2.0%
AAON, Inc.	28,700	1,632,169
American Woodmark Corp. (a)	457	34,554
Apogee Enterprises, Inc.	3,531	166,239
CSW Industrials, Inc.	6,539	1,145,894
Gibraltar Industries, Inc. (a)	7,287	491,945
Griffon Corp.	11,117	441,011
Janus International Group, Inc. (a)	36,101	386,281
Masonite International Corp. (a)	9,389	875,243
PGT Innovations, Inc. (a)	24,000	666,000
Simpson Manufacturing Co. Ltd.	18,165	2,721,299
UFP Industries, Inc.	3,901	399,462
Zurn Elkay Water Solutions Cor	12,523	350,894
		9,310,991
Commercial Services & Supplies - 1.3%
ACV Auctions, Inc. Class A (a)	53,714	815,379
Aris Water Solution, Inc. Class A	873	8,713
Casella Waste Systems, Inc. Class A (a)	23,916	1,824,791
Cimpress PLC (a)	4,241	296,912
Healthcare Services Group, Inc.	29,681	309,573
Heritage-Crystal Clean, Inc. (a)	1,253	56,824
HNI Corp.	1,863	64,516
LanzaTech Global, Inc. (a)(b)	8,556	39,957
Liquidity Services, Inc. (a)	5,631	99,218
Matthews International Corp. Class A	3,314	128,948
Montrose Environmental Group, Inc. (a)	11,880	347,609
Performant Financial Corp. (a)	20,352	45,996
Pitney Bowes, Inc.	73,731	222,668
SP Plus Corp. (a)	8,348	301,363
The Brink's Co.	19,567	1,421,347
Viad Corp. (a)	8,547	223,931
		6,207,745
Construction & Engineering - 2.3%
Ameresco, Inc. Class A (a)(b)	13,620	525,187
API Group Corp. (a)	59,572	1,544,702
Bowman Consulting Group Ltd. (a)	4,403	123,416
Comfort Systems U.S.A., Inc.	14,979	2,552,571
Concrete Pumping Holdings, Inc. (a)	6,193	53,136
Construction Partners, Inc. Class A (a)	17,008	621,812
Dycom Industries, Inc. (a)	12,156	1,081,884
Fluor Corp. (a)	56,215	2,063,091
Granite Construction, Inc.	2,618	99,536
IES Holdings, Inc. (a)	3,443	226,790
INNOVATE Corp. (a)(b)	3,506	5,680
Limbach Holdings, Inc. (a)	727	23,068
MYR Group, Inc. (a)	6,948	936,312
Primoris Services Corp.	1,461	47,819
Sterling Construction Co., Inc. (a)	11,080	814,158
		10,719,162
Electrical Equipment - 2.5%
374Water, Inc. (a)(b)	26,535	32,903
Allient, Inc.	5,436	168,081
Amprius Technologies, Inc. (b)	2,306	10,930
Array Technologies, Inc. (a)	64,160	1,423,710
Atkore, Inc. (a)	16,362	2,441,047
Babcock & Wilcox Enterprises, Inc. (a)	2,349	9,889
Blink Charging Co. (a)(b)	12,623	38,626
Bloom Energy Corp. Class A (a)(b)	81,707	1,083,435
Dragonfly Energy Holdings Corp. (a)(b)	12,107	18,645
EnerSys	16,270	1,540,281
Enovix Corp. (a)(b)	57,912	726,796
Eos Energy Enterprises, Inc. (a)(b)	40,403	86,866
Fluence Energy, Inc. (a)(b)	16,741	384,876
FTC Solar, Inc. (a)(b)	25,451	32,577
GrafTech International Ltd.	45,865	175,663
LSI Industries, Inc.	8,485	134,742
Nextracker, Inc. Class A	20,968	842,075
NuScale Power Corp. (a)(b)	22,535	110,422
Preformed Line Products Co.	481	78,201
SES AI Corp. Class A (a)	4,869	11,053
Shoals Technologies Group, Inc. (a)	72,647	1,325,808
SKYX Platforms Corp. (a)	28,080	39,874
SunPower Corp. (a)(b)	36,686	226,353
Thermon Group Holdings, Inc. (a)	1,648	45,271
TPI Composites, Inc. (a)(b)	17,038	45,151
Vicor Corp. (a)	9,399	553,507
		11,586,782
Ground Transportation - 0.4%
ArcBest Corp.	4,040	410,666
Daseke, Inc. (a)	16,986	87,138
Marten Transport Ltd.	19,729	388,859
P.A.M. Transportation Services, Inc. (a)	338	7,284
RXO, Inc.	42,571	839,926
Werner Enterprises, Inc.	3,882	151,204
		1,885,077
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	10,901	197,090
Machinery - 4.8%
Alamo Group, Inc.	4,267	737,594
Albany International Corp. Class A	11,543	995,930
Blue Bird Corp. (a)	557	11,892
Chart Industries, Inc. (a)	11,178	1,890,423
CIRCOR International, Inc. (a)	7,683	428,327
Commercial Vehicle Group, Inc. (a)	1,528	11,857
Douglas Dynamics, Inc.	9,470	285,805
Energy Recovery, Inc. (a)	23,618	500,938
Enerpac Tool Group Corp. Class A	23,865	630,752
ESCO Technologies, Inc.	6,263	654,108
Federal Signal Corp.	25,396	1,516,903
Franklin Electric Co., Inc.	19,562	1,745,517
Gorman-Rupp Co.	2,167	71,294
Helios Technologies, Inc.	13,850	768,398
Hillenbrand, Inc.	29,275	1,238,625
Hyster-Yale Materials Handling, Inc. Class A	4,561	203,329
John Bean Technologies Corp.	13,492	1,418,549
Kadant, Inc.	4,959	1,118,502
Lindsay Corp.	4,684	551,213
Mayville Engineering Co., Inc. (a)	421	4,618
Miller Industries, Inc.	324	12,704
Mueller Industries, Inc.	10,282	772,795
Mueller Water Products, Inc. Class A	65,582	831,580
Omega Flex, Inc.	1,372	108,018
Shyft Group, Inc. (The)	14,454	216,376
SPX Technologies, Inc. (a)	15,437	1,256,572
Standex International Corp.	4,048	589,753
Tennant Co.	4,161	308,538
Terex Corp.	16,460	948,425
Trinity Industries, Inc.	6,193	150,800
Velo3D, Inc. (a)(b)	37,628	58,700
Wabash National Corp.	20,137	425,293
Watts Water Technologies, Inc. Class A	11,556	1,997,108
		22,461,236
Marine Transportation - 0.0%
Himalaya Shipping Ltd.	708	3,420
Passenger Airlines - 0.1%
Allegiant Travel Co.	664	51,035
Frontier Group Holdings, Inc. (a)(b)	15,870	76,811
Joby Aviation, Inc. (a)(b)	39,144	252,479
Sun Country Airlines Holdings, Inc. (a)	8,839	131,171
		511,496
Professional Services - 3.8%
ASGN, Inc. (a)	5,401	441,154
Asure Software, Inc. (a)	1,452	13,736
Barrett Business Services, Inc.	2,599	234,534
CBIZ, Inc. (a)	20,266	1,051,805
CRA International, Inc.	2,856	287,771
CSG Systems International, Inc.	13,373	683,628
ExlService Holdings, Inc. (a)	68,442	1,919,114
Exponent, Inc.	21,447	1,835,863
First Advantage Corp.	2,134	29,428
FiscalNote Holdings, Inc. Class A (a)(b)	5,421	11,276
Forrester Research, Inc. (a)	5,033	145,454
Franklin Covey Co. (a)	4,884	209,621
Hirequest, Inc.	2,398	37,001
Huron Consulting Group, Inc. (a)	8,046	838,071
IBEX Ltd. (a)	4,674	72,213
ICF International, Inc.	7,912	955,849
Innodata, Inc. (a)(b)	10,396	88,678
Insperity, Inc.	15,442	1,507,139
Kforce, Inc.	8,215	490,107
LegalZoom.com, Inc. (a)	44,173	483,253
Maximus, Inc.	25,762	1,923,906
NV5 Global, Inc. (a)	5,238	504,053
Planet Labs PBC Class A (a)(b)	63,576	165,298
Sterling Check Corp. (a)(b)	1,029	12,986
TriNet Group, Inc. (a)(b)	15,945	1,857,274
Ttec Holdings, Inc.	8,156	213,850
Upwork, Inc. (a)	52,390	595,150
Verra Mobility Corp. (a)	59,209	1,107,208
		17,715,420
Trading Companies & Distributors - 1.9%
Alta Equipment Group, Inc.	9,682	116,765
Applied Industrial Technologies, Inc.	16,329	2,524,627
Beacon Roofing Supply, Inc. (a)	2,355	181,735
Custom Truck One Source, Inc. Class A (a)	23,788	147,486
Distribution Solutions Group I (a)	3,502	91,052
EVI Industries, Inc. (a)	1,697	42,120
FTAI Aviation Ltd.	42,182	1,499,570
GATX Corp.	976	106,218
Global Industrial Co.	4,435	148,573
GMS, Inc. (a)	5,515	352,795
H&E Equipment Services, Inc.	13,613	587,945
Herc Holdings, Inc.	11,973	1,424,069
Hudson Technologies, Inc. (a)	3,046	40,512
Karat Packaging, Inc.	2,457	56,658
McGrath RentCorp.	10,438	1,046,305
MRC Global, Inc. (a)	11,970	122,693
Transcat, Inc. (a)	3,101	303,805
Xometry, Inc. (a)(b)	1,645	27,932
		8,820,860
TOTAL INDUSTRIALS		93,393,399
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.0%
Calix, Inc. (a)	24,911	1,141,920
Cambium Networks Corp. (a)	5,416	39,699
Clearfield, Inc. (a)(b)	5,494	157,458
CommScope Holding Co., Inc. (a)	87,073	292,565
Digi International, Inc. (a)	13,274	358,398
Extreme Networks, Inc. (a)	53,302	1,290,441
Harmonic, Inc. (a)	46,760	450,299
Infinera Corp. (a)(b)	83,771	350,163
Viavi Solutions, Inc. (a)	77,249	706,056
		4,786,999
Electronic Equipment, Instruments & Components - 3.4%
Advanced Energy Industries, Inc.	15,936	1,643,320
Akoustis Technologies, Inc. (a)(b)	30,923	23,282
Arlo Technologies, Inc. (a)	32,507	334,822
Badger Meter, Inc.	12,460	1,792,620
Bel Fuse, Inc. Class B (non-vtg.)	340	16,225
Belden, Inc.	11,127	1,074,312
Climb Global Solutions, Inc.	1,429	61,461
CTS Corp.	13,286	554,558
ePlus, Inc. (a)	637	40,462
Evolv Technologies Holdings, Inc. (a)(b)	8,341	40,537
Fabrinet (a)	15,583	2,596,439
FARO Technologies, Inc. (a)	570	8,681
Insight Enterprises, Inc. (a)	12,169	1,770,590
Iteris, Inc. (a)	9,938	41,143
Itron, Inc. (a)	1,852	112,194
Kimball Electronics, Inc. (a)	2,331	63,823
Lightwave Logic, Inc. (a)(b)	48,158	215,266
Luna Innovations, Inc. (a)	13,732	80,470
MicroVision, Inc. (a)(b)	74,306	162,730
Napco Security Technologies, Inc.	13,261	295,057
Novanta, Inc. (a)	15,161	2,174,694
OSI Systems, Inc. (a)	6,706	791,576
Par Technology Corp. (a)(b)	891	34,339
Plexus Corp. (a)	10,281	955,927
Presto Automation, Inc. (a)(b)	1,365	1,952
Rogers Corp. (a)	5,368	705,731
Sanmina Corp. (a)	1,244	67,524
		15,659,735
IT Services - 0.8%
BigBear.ai Holdings, Inc. (a)(b)	11,517	17,391
BigCommerce Holdings, Inc. (a)	28,224	278,571
Digitalocean Holdings, Inc. (a)(b)	26,834	644,821
Fastly, Inc. Class A (a)	41,909	803,396
Grid Dynamics Holdings, Inc. (a)	18,773	228,655
Hackett Group, Inc.	9,854	232,456
Information Services Group, Inc.	8,143	35,666
Perficient, Inc. (a)	14,505	839,259
Squarespace, Inc. Class A (a)	5,691	164,868
Thoughtworks Holding, Inc. (a)	38,870	158,590
Tucows, Inc. (a)(b)	1,790	36,534
		3,440,207
Semiconductors & Semiconductor Equipment - 4.5%
ACM Research, Inc. (a)	3,324	60,181
AEHR Test Systems (a)	10,972	501,420
Ambarella, Inc. (a)	9,853	522,505
Atomera, Inc. (a)(b)	6,707	41,986
Axcelis Technologies, Inc. (a)	13,803	2,250,579
CEVA, Inc. (a)	8,557	165,920
Credo Technology Group Holding Ltd. (a)	41,316	630,069
Diodes, Inc. (a)	15,035	1,185,359
FormFactor, Inc. (a)	32,585	1,138,520
Impinj, Inc. (a)	9,748	536,432
indie Semiconductor, Inc. (a)(b)	54,161	341,214
Intest Corp. (a)	4,508	68,386
Kulicke & Soffa Industries, Inc.	16,481	801,471
MACOM Technology Solutions Holdings, Inc. (a)	23,020	1,877,972
Maxeon Solar Technologies Ltd. (a)(b)	8,219	95,258
MaxLinear, Inc. Class A (a)	31,553	702,054
Navitas Semiconductor Corp. (a)	7,103	49,366
NVE Corp. (b)	1,777	145,963
Onto Innovation, Inc. (a)	17,772	2,266,285
PDF Solutions, Inc. (a)	13,021	421,880
Power Integrations, Inc.	24,054	1,835,561
Rambus, Inc. (a)	46,155	2,574,987
Silicon Laboratories, Inc. (a)	13,447	1,558,373
SiTime Corp. (a)	7,262	829,684
SkyWater Technology, Inc. (a)(b)	7,840	47,197
SMART Global Holdings, Inc. (a)	4,398	107,091
Synaptics, Inc. (a)	1,345	120,297
Transphorm, Inc. (a)	11,593	25,736
		20,901,746
Software - 10.1%
8x8, Inc. (a)(b)	50,227	126,572
A10 Networks, Inc.	30,001	450,915
ACI Worldwide, Inc. (a)	39,569	892,677
Adeia, Inc.	39,688	423,868
Agilysys, Inc. (a)	8,494	561,963
Alarm.com Holdings, Inc. (a)	20,247	1,237,902
Alkami Technology, Inc. (a)	16,601	302,470
Altair Engineering, Inc. Class A (a)	22,776	1,424,867
American Software, Inc. Class A	10,739	123,069
Amplitude, Inc. (a)	28,444	329,097
AppFolio, Inc. (a)	8,139	1,486,426
Appian Corp. Class A (a)(b)	17,347	791,197
Applied Digital Corp. (a)(b)	28,859	180,080
Asana, Inc. (a)	33,653	616,186
AvePoint, Inc. (a)(b)	65,175	437,976
Bit Digital, Inc. (a)(b)	4,991	10,681
Blackbaud, Inc. (a)	18,421	1,295,365
BlackLine, Inc. (a)	23,891	1,325,234
Box, Inc. Class A (a)	59,759	1,446,765
Braze, Inc. (a)	22,121	1,033,714
C3.ai, Inc. (a)(b)	19,561	499,197
Cipher Mining, Inc. (a)(b)	943	2,197
Cleanspark, Inc. (a)(b)	6,009	22,894
Clear Secure, Inc. (b)	35,274	671,617
CommVault Systems, Inc. (a)	17,576	1,188,313
Consensus Cloud Solutions, Inc. (a)	4,644	116,936
CoreCard Corp. (a)	3,017	60,340
Couchbase, Inc. (a)(b)	14,285	245,131
CXApp, Inc. Class A (a)	837	1,515
Digimarc Corp. (a)(b)	5,974	194,095
Digital Turbine, Inc. (a)	10,605	64,160
Domo, Inc. Class B (a)	13,225	129,737
Ebix, Inc. (b)	3,032	29,956
eGain Communications Corp. (a)	8,801	53,950
Enfusion, Inc. Class A (a)(b)	15,852	142,192
EngageSmart, Inc. (a)	20,692	372,249
Envestnet, Inc. (a)	21,177	932,423
Everbridge, Inc. (a)	17,299	387,844
EverCommerce, Inc. (a)	7,778	78,013
Expensify, Inc. (a)	22,924	74,503
Freshworks, Inc. (a)	68,679	1,368,086
Instructure Holdings, Inc. (a)	8,199	208,255
Intapp, Inc. (a)	9,254	310,194
InterDigital, Inc.	11,317	908,076
Jamf Holding Corp. (a)	29,611	522,930
Kaltura, Inc. (a)	34,468	59,630
LivePerson, Inc. (a)	30,255	117,692
Livevox Holdings, Inc. (a)(b)	9,561	31,934
Marathon Digital Holdings, Inc. (a)(b)	72,430	615,655
MeridianLink, Inc. (a)(b)	7,487	127,728
MicroStrategy, Inc. Class A (a)(b)	4,681	1,536,679
Mitek Systems, Inc. (a)	16,914	181,318
Model N, Inc. (a)	15,878	387,582
N-able, Inc. (a)	26,814	345,901
Nextnav, Inc. (a)(b)	21,181	108,870
Olo, Inc. (a)	24,842	150,543
Onespan, Inc. (a)	15,564	167,313
Pagerduty, Inc. (a)	37,494	843,240
PowerSchool Holdings, Inc. (a)(b)	23,767	538,560
Progress Software Corp.	18,412	968,103
PROS Holdings, Inc. (a)	13,618	471,455
Q2 Holdings, Inc. (a)	24,062	776,481
Qualys, Inc. (a)	15,745	2,401,900
Rapid7, Inc. (a)	25,435	1,164,414
Red Violet, Inc. (a)	4,776	95,568
Rimini Street, Inc. (a)(b)	21,374	47,023
Riot Platforms, Inc. (a)(b)	50,530	471,445
Sapiens International Corp. NV	13,078	371,808
Semrush Holdings, Inc. (a)	13,122	111,537
SoundHound AI, Inc. (a)(b)	57,372	115,318
SoundThinking, Inc. (a)	3,911	70,007
Sprinklr, Inc. (a)	43,660	604,254
Sprout Social, Inc. (a)(b)	20,260	1,010,569
SPS Commerce, Inc. (a)	15,539	2,651,109
Tenable Holdings, Inc. (a)	48,358	2,166,438
Varonis Systems, Inc. (a)	46,073	1,407,069
Verint Systems, Inc. (a)	24,540	564,175
Veritone, Inc. (a)(b)	11,236	28,989
Viant Technology, Inc. (a)	5,749	32,194
Weave Communications, Inc. (a)	13,776	112,274
Workiva, Inc. (a)	20,715	2,099,258
Yext, Inc. (a)	44,986	284,761
Zeta Global Holdings Corp. (a)	58,370	487,390
Zuora, Inc. (a)	55,224	455,046
		47,263,057
Technology Hardware, Storage & Peripherals - 1.3%
Avid Technology, Inc. (a)	10,034	269,614
CompoSecure, Inc. (a)(b)	6,551	42,254
Corsair Gaming, Inc. (a)	15,517	225,462
CPI Card Group (a)(b)	1,906	35,299
IonQ, Inc. (a)(b)	10,609	157,862
Super Micro Computer, Inc. (a)	19,635	5,384,295
		6,114,786
TOTAL INFORMATION TECHNOLOGY		98,166,530
MATERIALS - 4.2%
Chemicals - 2.4%
American Vanguard Corp.	2,006	21,926
Balchem Corp.	13,553	1,681,114
Cabot Corp.	23,460	1,625,074
Chase Corp.	2,749	349,755
Core Molding Technologies, Inc. (a)	246	7,009
Ecovyst, Inc. (a)	8,532	83,955
H.B. Fuller Co.	20,453	1,403,280
Hawkins, Inc.	8,210	483,159
Ingevity Corp. (a)	15,454	735,765
Innospec, Inc.	9,284	948,825
Livent Corp. (a)(b)	76,473	1,407,868
Orion SA	23,783	506,102
PureCycle Technologies, Inc. (a)(b)	10,784	60,498
Quaker Houghton	5,865	938,400
Sensient Technologies Corp.	17,860	1,044,453
Stepan Co.	1,065	79,843
		11,377,026
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	864	173,664
Containers & Packaging - 0.3%
Myers Industries, Inc.	15,600	279,708
O-I Glass, Inc. (a)	55,931	935,726
		1,215,434
Metals & Mining - 1.3%
5E Advanced Materials, Inc. (a)(b)	15,258	34,483
Alpha Metallurgical Resources	372	96,620
ATI, Inc. (a)	54,590	2,246,379
Century Aluminum Co. (a)	22,095	158,863
Compass Minerals International, Inc.	14,555	406,812
Constellium NV (a)	33,149	603,312
Contango ORE, Inc. (a)(b)	777	14,095
Dakota Gold Corp. (a)	15,530	40,067
Hecla Mining Co.	53,937	210,894
i-80 Gold Corp. (a)	5,407	8,273
Ivanhoe Electric, Inc. (a)(b)	23,440	278,936
Kaiser Aluminum Corp.	6,415	482,793
Materion Corp.	8,678	884,375
NioCorp Developments Ltd. (a)(b)	952	3,456
Novagold Resources, Inc. (a)	102,763	394,610
Perpetua Resources Corp. (a)	15,570	50,758
Piedmont Lithium, Inc. (a)(b)	2,547	101,116
Ryerson Holding Corp.	648	18,850
		6,034,692
Paper & Forest Products - 0.2%
Sylvamo Corp.	15,401	676,720
TOTAL MATERIALS		19,477,536
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexanders, Inc.	901	164,189
CareTrust (REIT), Inc.	3,867	79,274
CBL & Associates Properties, Inc.	8,479	177,889
Clipper Realty, Inc.	4,047	20,963
Community Healthcare Trust, Inc.	7,169	212,919
Essential Properties Realty Trust, Inc.	7,232	156,428
Four Corners Property Trust, Inc.	3,978	88,272
Gladstone Commercial Corp.	3,034	36,893
National Health Investors, Inc.	1,714	88,031
NexPoint Residential Trust, Inc.	2,797	90,007
Outfront Media, Inc.	28,943	292,324
Phillips Edison & Co., Inc.	8,574	287,572
Ryman Hospitality Properties, Inc.	24,473	2,038,111
Saul Centers, Inc.	4,486	158,221
Tanger Factory Outlet Centers, Inc.	20,305	458,893
UMH Properties, Inc.	4,055	56,851
Universal Health Realty Income Trust (SBI)	5,406	218,565
		4,625,402
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	4,352	27,983
Compass, Inc. (a)	109,008	316,123
Digitalbridge Group, Inc.	21,735	382,101
eXp World Holdings, Inc. (b)	30,214	490,675
Marcus & Millichap, Inc.	3,801	111,521
Maui Land & Pineapple, Inc. (a)	3,053	40,452
Opendoor Technologies, Inc. (a)	12,885	34,016
Redfin Corp. (a)(b)	45,315	319,018
The RMR Group, Inc.	4,507	110,512
The St. Joe Co.	14,572	791,697
		2,624,098
TOTAL REAL ESTATE		7,249,500
UTILITIES - 1.5%
Electric Utilities - 0.3%
Genie Energy Ltd. Class B	4,326	63,722
MGE Energy, Inc.	7,891	540,612
Otter Tail Corp. (b)	9,256	702,716
PNM Resources, Inc.	3,894	173,711
		1,480,761
Gas Utilities - 0.3%
Brookfield Infrastructure Corp. A Shares (b)	4,164	147,156
Chesapeake Utilities Corp.	4,792	468,418
New Jersey Resources Corp.	21,578	876,714
RGC Resources, Inc.	229	3,962
		1,496,250
Independent Power and Renewable Electricity Producers - 0.3%
Montauk Renewables, Inc. (a)(b)	28,010	255,171
Ormat Technologies, Inc. (b)	14,516	1,014,959
Sunnova Energy International, Inc. (a)(b)	20,582	215,494
		1,485,624
Multi-Utilities - 0.0%
Unitil Corp.	1,923	82,131
Water Utilities - 0.6%
American States Water Co.	15,703	1,235,512
Artesian Resources Corp. Class A	2,805	117,782
Cadiz, Inc. (a)	16,643	55,088
California Water Service Group	7,672	362,962
Consolidated Water Co., Inc.	1,857	52,813
Global Water Resources, Inc.	4,603	44,879
Middlesex Water Co.	7,432	492,370
Pure Cycle Corp. (a)	8,421	80,842
York Water Co.	5,985	224,378
		2,666,626
TOTAL UTILITIES		7,211,392
TOTAL COMMON STOCKS (Cost $460,084,470)		464,411,305

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $97,881)	100,000	97,892

Money Market Funds - 9.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	760,508	760,660
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	42,602,190	42,606,450
TOTAL MONEY MARKET FUNDS (Cost $43,367,110)		43,367,110

TOTAL INVESTMENT IN SECURITIES - 108.9% (Cost $503,549,461)	507,876,307
NET OTHER ASSETS (LIABILITIES) - (8.9)% (h)	(41,490,752)
NET ASSETS - 100.0%	466,385,555

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	13	Dec 2023	1,169,090	(14,344)	(14,344)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $97,892.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $43,499 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,545,165	38,686,971	40,471,476	37,399	-	-	760,660	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	45,444,609	44,916,394	47,754,553	255,957	-	-	42,606,450	0.2%
Total	47,989,774	83,603,365	88,226,029	293,356	-	-	43,367,110

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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